Subsequent Events	9 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
Subsequent Events	Subsequent EventsThe Company evaluated subsequent events through November 2, 2023, the date on which these unaudited condensed consolidated financial statements were issued. The Company has concluded that no subsequent event has occurred that requires disclosure.